UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                            USAA CALIFORNIA BOND Fund


                      3RD QUARTER Portfolio of Investments


                                DECEMBER 31, 2007

                                                                      (Form N-Q)

48462-0208                               (copyright), USAA. All rights reserved.
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                            of INVESTMENTS

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS
FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

 (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Merrill Lynch & Co.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation or Merrill Lynch & Co.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
CCD            Community College District
ETM            Escrowed to final maturity
PRE            Prerefunded to a date prior to maturity
USD            Unified School District
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                            of INVESTMENTS (in thousands)


USAA CALIFORNIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (96.6%)

               CALIFORNIA (95.9%)

$      4,500   Antelope Valley Healthcare District (INS)  5.20%           1/01/2027        $  4,595
       6,985   Arcadia USD (INS)                          4.88 (a)        8/01/2028           2,371
      16,700   Association of Bay Area Governments (INS)  6.20           11/01/2029          16,886
      17,520   Association of Bay Area Governments (INS)  4.75            3/01/2036          16,977
       6,100   Baldwin Park USD (INS)                     5.00 (a)        8/01/2031           1,776
       6,375   Baldwin Park USD (INS)                     5.01 (a)        8/01/2032           1,758
      14,595   Chabot-Las Positas CCD (INS)               5.06 (a)        8/01/2034           3,549
      10,000   Chabot-Las Positas CCD (INS)               5.07 (a)        8/01/2035           2,300
      12,605   Coast CCD (INS)                            5.48 (a)        8/01/2034           3,089
       5,000   Coronado Community Development Agency
                    (INS) (PRE)                           5.60            9/01/2030           5,415
       4,140   Educational Facilities Auth. (INS) (PRE)   5.75           11/01/2030           4,440
       1,860   Educational Facilities Auth. (INS)         5.75           11/01/2030           1,962
       3,190   Escondido (INS) (PRE)                      5.75            9/01/2030           3,435
       2,755   Escondido (INS)                            5.75            9/01/2030           2,918
       2,000   Fontana USD (INS)                          5.75            5/01/2022           2,095
       1,500   Fresno (INS)                               5.50            7/01/2030           1,574
      17,000   Golden State Tobacco Securitization        5.00            6/01/2033           14,747
      10,000   Golden State Tobacco Securitization (INS)  5.00            6/01/2035           10,083
      18,000   Golden State Tobacco Securitization,
                    4.55%, 6/01/2010 (INS)                4.57 (b)        6/01/2022          15,742
       1,000   Health Facilities Financing Auth. (NBGA)   5.50            1/01/2019           1,011
       2,200   Health Facilities Financing Auth. (NBGA)   5.00           11/01/2024           2,252
       2,000   Health Facilities Financing Auth. (NBGA)   5.00           11/01/2029           2,020
      16,510   Health Facilities Financing Auth.          5.00           11/15/2034          16,257
      10,155   Health Facilities Financing Auth. (NBGA)   5.00            7/01/2036          10,242
       6,000   Health Facilities Financing Auth.          5.25            4/01/2039           6,011
      17,085   Health Facilities Financing Auth.          5.25           11/15/2046          17,327
       3,000   Housing Finance Agency (INS)               6.05            8/01/2027           3,074
       1,000   Infrastructure and Economic Development
                    Bank                                  5.63            7/01/2020           1,018
       1,250   Infrastructure and Economic Development
                    Bank                                  5.75            7/01/2030           1,274
       6,000   Inland Empire Tobacco Securitization
                    Auth., 5.75%, 12/01/2011              5.75 (b)        6/01/2026           4,541
       5,000   Irvine USD Financing Auth. (INS)           5.00            9/01/2038           5,078
      10,000   Long Beach Bond Finance Auth.              5.00           11/15/2035           9,297
      10,700   Los Angeles Department of Water and
                    Power                                 5.00            7/01/2030          10,997
      10,000   Los Angeles Municipal Improvement Corp.
                    (INS)                                 4.75            8/01/2032           9,995
       1,000   Los Banos Redevelopment Agency (INS)       5.00            9/01/2036             949
       7,070   Marina Coast Water District (INS)          5.00            6/01/2037           7,213
       1,405   Municipal Finance Auth. (INS)              5.00            6/01/2031           1,378
       1,000   Municipal Finance Auth. (INS)              5.00            6/01/2036             969
       5,000   Norwalk Redevelopment Agency (INS)         5.00           10/01/2030           5,114
       3,500   Norwalk Redevelopment Agency (INS)         5.00           10/01/2035           3,573
       7,500   Norwalk-La Mirada USD (INS)                5.00 (a)        8/01/2030           2,421
      15,200   Oakland USD (INS) (PRE)                    5.50            8/01/2024          16,116
       5,500   Palomar Pomerado Health (INS)              4.89 (a)        8/01/2026           2,198
         970   Poway Redevelopment Agency (INS)           5.75            6/15/2033           1,042
       4,030   Poway Redevelopment Agency (INS) (PRE)     5.75            6/15/2033           4,408
      10,000   Riverside County Public Financing Auth.
                    (INS)                                 4.75           10/01/2035           9,810

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA CALIFORNIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$      7,030   Sacramento City Financing Auth. (INS)      5.00%          12/01/2036        $  7,283
      20,225   Sacramento County Sanitation District
                    Finance Auth. (INS) (PRE)             5.63           12/01/2030          21,849
      10,990   Sacramento Municipal Utility District
                    Financing Auth. (INS)                 4.75            7/01/2025          11,249
      12,805   San Bernardino County Redevelopment
                    Agency (INS)                          5.00            9/01/2030          12,449
      11,340   San Bernardino County Redevelopment
                    Agency (INS)                          5.00            9/01/2035          10,880
       1,110   San Diego County                           5.00            9/01/2023           1,079
       8,000   San Francisco Bay Area Rapid Transit
                    (INS) (PRE)                           5.50            7/01/2029           8,373
       3,190   San Francisco City and County Airport
                    (INS) (PRE)                           5.63            5/01/2025           3,403
       8,845   San Francisco City and County Airport
                    (INS) (PRE)                           5.63            5/01/2030           9,435
       5,000   San Francisco City and County
                    Redevelopment Financing Auth. (INS)   4.88            8/01/2036           4,678
       4,365   San Jose                                   4.95            4/01/2012           4,455
       5,000   San Jose Redevelopment Agency (INS)        4.45            8/01/2032           4,676
      14,000   Santa Ana USD (INS)                        5.70            8/01/2029          14,791
      11,215   Santa Clara Valley Water District (INS)
                    (PRE)                                 5.63            2/01/2025          11,745
       1,750   Sierra View Local Health Care District     5.25            7/01/2037           1,690
       9,645   Solano CCD (INS)                           4.96 (a)        8/01/2028           3,282
       9,735   Solano CCD (INS)                           5.00 (a)        8/01/2030           2,981
      10,000   South Orange County Public Financing
                    Auth. (INS)                           5.00            8/15/2032          10,170
         790   State (INS) (PRE)                          5.88           10/01/2026             837
       2,740   State (INS) (PRE)                          5.88           10/01/2026           2,901
       6,470   State (INS) (PRE)                          5.88           10/01/2026           6,851
      27,825   State (INS) (PRE)                          5.75            3/01/2030          29,627
       6,000   State                                      4.50            8/01/2030           5,636
       5,450   State                                      5.00            2/01/2032           5,493
       6,770   State                                      5.00            3/01/2032           6,842
       5,000   State                                      5.00           12/01/2032           5,054
       5,000   State                                      4.50           10/01/2036           4,596
      10,000   State (NBGA)                               4.50           12/01/2037           9,120
       2,400   State Public Works Board                   5.25            6/01/2024           2,499
       2,500   State Public Works Board                   5.25            6/01/2025           2,595
       6,500   State Public Works Board                   5.00           11/01/2029           6,637
       7,900   State Public Works Board                   5.25            6/01/2030           8,102
       5,470   State Public Works Board                   5.00            4/01/2031           5,516
       6,875   State Public Works Board                   5.00            4/01/2031           6,932
       5,705   State Public Works Board                   5.00            4/01/2031           5,753
       5,000   Statewide Communities Development Auth.
                    (INS)                                 5.50            8/01/2022           4,851
       2,225   Statewide Communities Development Auth.
                    (INS)                                 4.50            2/01/2027           2,037
      11,795   Statewide Communities Development Auth.
                    (NBGA)                                5.00           12/01/2027          11,780
       5,115   Statewide Communities Development Auth.    5.00            5/15/2031           4,765
      17,500   Statewide Communities Development Auth.    5.25            8/01/2031          17,643
       3,370   Statewide Communities Development Auth.    5.00            5/15/2032           3,122
       8,000   Statewide Communities Development Auth.    5.50           11/01/2032           8,121
      15,000   Statewide Communities Development Auth.    4.75            4/01/2033          14,207

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA CALIFORNIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$      5,000   Statewide Communities Development Auth.
                    (INS)                                 4.60%           2/01/2037        $  4,399
      13,000   Statewide Communities Development Auth.
                    (NBGA)                                5.00           12/01/2037          12,626
       9,000   Statewide Communities Development Auth.    5.00            5/15/2038           8,173
      19,080   Suisun City Public Financing Auth.         5.37 (a)       10/01/2033           4,884
       6,775   Univ. of California (INS)                  4.75            5/15/2030           6,776
       5,000   Univ. of California (INS)                  4.75            5/15/2031           5,048
      14,675   Vallejo Sanitation and Flood Control
                    District (INS)                        5.00            7/01/2019          15,865
       7,000   Vista (INS)                                5.00            5/01/2037           7,128
       7,085   Washington Township Health Care District   5.13            7/01/2023           7,132
       6,080   Washington Township Health Care District   5.00            7/01/2037           5,844
       1,515   Watsonville  (ETM)                         6.20            7/01/2012           1,626
                                                                                          ----------
                                                                                            676,783
                                                                                          ----------
               PUERTO RICO (0.7%)

       4,635   Commonwealth  (PRE)                        5.25            7/01/2030           5,200
                                                                                          ----------
               Total Fixed-Rate Instruments (cost: $680,601)                                681,983
                                                                                          ----------

               PERIODIC AUCTION RESET BONDS (2.0%)

               CALIFORNIA (2.0%)

      12,225   Association of Bay Area Governments
                    Finance Auth. for Nonprofit
                    Corporations (INS)                    6.00           11/15/2035          12,225
       2,000   Statewide Communities Development Auth.
                    (INS)                                15.50           12/01/2028           2,000
                                                                                          ==========
               Total Periodic Auction Reset Bonds (cost: $14,225)                            14,225
                                                                                          ----------

               VARIABLE-RATE DEMAND NOTES (0.2%)

               CALIFORNIA (0.2%)

       1,500   State (LIQ)(NBGA) (c)(cost:  $1,500)       3.82            5/01/2014           1,500
                                                                                          ----------


               TOTAL INVESTMENTS (COST: $696,326)                                       $   697,708
                                                                                          ==========

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                            to Portfolio of INVESTMENTS


USAA CALIFORNIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
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                            to Portfolio of INVESTMENTS
                            (continued)


USAA CALIFORNIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)


B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2007.

C. As of December 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2007, were $14,907,000. and $13,525,000., respectively, resulting in net unrealized appreciation of $1,382,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $706,174,000 at December 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.